FAIR VALUE MEASUREMENTS - Carrying Value and Estimated Fair Value of Outstanding Debt (Details) - USD ($) $ in Billions	Feb. 02, 2018	Feb. 03, 2017
Carrying Value | Senior Secured Credit Facilities | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10.4	$ 11.4
Carrying Value | First Lien Notes | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19.7	19.7
Carrying Value | Unsecured Notes and Debentures | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2.3	2.3
Carrying Value | Senior Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3.1	3.1
Carrying Value | EMC Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5.5	5.5
Carrying Value | VMware Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4.0	0.0
Carrying Value | Margin Bridge Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	2.5
Carrying Value | Margin Loan Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2.0	0.0
Carrying Value | VMware Note Bridge Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	1.5
Fair Value | Senior Secured Credit Facilities | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10.6	11.7
Fair Value | First Lien Notes | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	21.9	21.8
Fair Value | Unsecured Notes and Debentures | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2.5	2.5
Fair Value | Senior Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3.4	3.5
Fair Value | EMC Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5.4	5.4
Fair Value | VMware Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3.9	0.0
Fair Value | Margin Bridge Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	2.5
Fair Value | Margin Loan Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2.0	0.0
Fair Value | VMware Note Bridge Facility | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0.0	$ 1.5